Related party transactions and balances - Transactions with the major related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ZMI | Related Party [Member]
Related party transactions and balances
Purchase of power banks and cabinets from related parties	¥ 0	¥ 18,306	¥ 154,127